SEWARD & KISSEL LLP
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                            New York, New York 10004

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                                              December 13, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:   Broadmark Funds - Broadmark Tactical Plus Fund
               File Nos. 333-185002 and 811-22769
               ----------------------------------

Dear Sir or Madam:

     Filed herewith please find Pre-Effective Amendment No. 1 (the "Pre-Effective Amendment") under the Securities Act of 1933 (the "Securities Act") to the Registration Statement on Form N-1A of Broadmark Funds (the "Trust"), which was filed with the Securities and Exchange Commission on November 16, 2012 for purposes of registering shares under the Securities Act of Broadmark Tactical Plus Fund (the "Fund"), a series of the Trust. The Pre-Effective Amendment is being submitted primarily to supplement the Prospectus and Statement of Additional Information of the Fund with certain information relating to the fees and expenses of the Fund, the parties that will serve as service providers for the Trust and the Fund and other updating information. The Pre-Effective Amendment is marked in accordance with Rule 310 of Regulation S-T to show changes from the Registration Statement. The Trust and the principal underwriter intend to request that the effective date of the Pre-Effective Amendment be accelerated to December 28, 2012.

     Please direct any comments or questions to the undersigned or to Paul Miller of this office at (202) 737-8833.

                                              Sincerely,


                                              /s/ Keri E. Riemer
                                              ------------------
                                              Keri E. Riemer